File No. 2-15382

                          As filed on October 18, 1996

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                       --
      Pre-Effective Amendment No. ________
      Post-Effective Amendment No.    57                                X
                                   --------                            --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                       --
      Amendment No.     21                                              X
                    ----------                                         --

                      INVESCO INDUSTRIAL INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                    P.O. Box 173706, Denver, Colorado  80217-3706
                                (Mailing Address)

         Registrant's Telephone Number, including Area Code:  (303) 930-6300

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                 -------------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                             Gordon Altman Butowsky
                              Weitzen Shalov & Wein
                                 114 W. 47th St.
                            New York, New York 10036
                                 -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

     It is proposed that this filing will become  effective  (check  appropriate box)
____  immediately  upon filing  pursuant to paragraph (b)
  X   on November 1, 1996, pursuant to paragraph (b)
____  60 days after filing  pursuant to paragraph (a)(1)
____  on ________________,  pursuant to paragraph (a)(1)
____  75 days after filing pursuant to paragraph (a)(2)
____  on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended June 30, 1996, was filed on or about August 22, 1996.

                                   Page 1 of 4

                       Exhibit index is located at page __

                                      NOTE

      This filing, pursuant to Rule 485(b) under the Securities Act of 1933 is for the sole purpose of submitting a power of attorney for Hubert L. Harris, Jr., a new director of the Fund, which was inadvertently omitted from Post-Effective Amendment No. 56.

      All relevant portions of Post-Effective Amendment No. 56 under the Securities Act of 1933 and Post Effective Amendment No. 20 under the Investment Company Act of 1940 (as filed with the SEC on August 30, 1996) are hereby incorporated by reference into this filing.

                                POWER OF ATTORNEY

      The person executing this Power of Attorney hereby appoints Edward F. O'Keefe and Glen A. Payne, or either of them, as his attorney-in-fact to execute and to file such Registration Statements under federal and state securities laws and such Post-Effective Amendments to such Registration Statements of the hereinafter described entities as such attorney-in-fact, or either of them, may deem appropriate:

      INVESCO Diversified Funds, Inc.
      INVESCO Dynamics Fund, Inc.
      INVESCO Emerging Opportunity Funds, Inc.
      INVESCO Growth Fund, Inc.
      INVESCO Income Funds, Inc.
      INVESCO Industrial Income Fund, Inc.
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Multiple Asset Funds, Inc.
      INVESCO Specialty Funds, Inc.
      INVESCO Strategic Portfolios, Inc.
      INVESCO Tax-Free Income Funds, Inc.
      INVESCO Value Trust
      INVESCO Variable Investment Funds, Inc.

      This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 23rd day of July, 1996.

                                          /s/ Hubert L. Harris, Jr.
                                          -------------------------------------
                                          Hubert L. Harris, Jr.


STATE OF GEORGIA              )
                              )
COUNTY OF DEKALB              )

      SUBSCRIBED, SWORN TO AND ACKNOWLEDGED before me by Hubert L. Harris, Jr., as a director or trustee of each of the above-described entities, this 23rd day of July, 1996.

                                          /s/ Cecilia Underwood
                                          -------------------------------------
                                          Notary Public

My Commission Expires:  October 14, 1997

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 18th day of October, 1996.

Attest:                                   INVESCO Industrial Income Fund, Inc.

/s/ Glen A. Payne                         /s/ Dan J. Hesser
------------------------------------      -------------------------------------
Glen A. Payne, Secretary                  Dan J. Hesser, President

      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this 18th day of October, 1996.


/s/ Dan J. Hesser                         /s/ Lawrence H. Budner
------------------------------------      -------------------------------------
Dan J. Hesser, President &                Lawrence H. Budner, Director*
Director
(Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
------------------------------------      -------------------------------------
Ronald L. Grooms, Treasurer               Daniel D. Chabris, Director*
(Chief Financial and
Accounting Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      -------------------------------------
Victor L. Andrews, Director*              Fred A. Deering, Director*


/s/ Bob R. Baker                          /s/ A. D. Frazier, Jr.
------------------------------------      -------------------------------------
Bob R. Baker, Director*                   A. D. Frazier, Jr., Director*


/s/ Charles W. Brady                      /s/ Kenneth T. King
------------------------------------      -------------------------------------
Charles W. Brady, Director*               Kenneth T. King, Director*


/s/ Hubert L. Harris, Jr.                 /s/ John W. McIntyre
------------------------------------      -------------------------------------
Hubert L. Harris, Jr., Director*          John W. McIntyre, Director*


By*                                       By* /s/ Glen A. Payne
    --------------------------------          ---------------------------------
    Edward F. O'Keefe                         Glen A. Payne
    Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, October 25, 1993, August 24, 1995.